Document And Entity Information	12 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001742836
Document Type	N-CSR
Entity Registrant Name	MACQUARIE FOCUSED ACCESS FUND, LLC
Document Period End Date	Apr. 30, 2026
Amendment Flag	false